CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) - USD ($)	8 Months Ended	12 Months Ended
	Oct. 31, 2018	Jan. 31, 2018	Jan. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (405,339)	$ (195,780)	$ (17,786)
Adjustments to reconcile net loss to net cash used by operating activities
Change in fair value of derivative liabilities	303,660
Stock issued in exchange for services	6,000
Gain on settlement of liability	(156,000)
Amortization of debt discount	8,313
Imputed Interest Expense		2,677	3,015
Expenses paid by a related party		3,500	8,050
Impairment of license deposit		79,975	0
License expense		62,480	0
Changes in operating assets and liabilities:
Prepaid expenses	(6,000)
Accounts payable	34,024
Accounts payable - related party	3,724
Accrued liabilities	62,840
Accounts payable and accrued expenses		13,059	3,380
Net Cash Used in Operating Activities	(149,138)	(34,089)	(3,341)
CASH FLOWS FROM INVESTING ACTIVITIES:
Deposit on license		(142,455)	0
Net Cash Used by Investing Activities		(142,455)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash received for subscription agreements	73,700
Proceeds from convertible notes payable	243,900
Proceeds from related party loan		18,600	472
Proceeds from unrelated party loan		157,455
Net Cash Provided in Financing Activities	317,600	176,055	472
Net increase in cash and cash equivalents	168,462	(489)	(2,869)
Cash and cash equivalents, beginning of period	0	489	3,358
Cash and cash equivalents, end of period	168,462	0	489
Supplemental disclosure of cash flow information:
Cash paid for income taxes		0	0
Cash paid for interest	0	$ 0	$ 0
Supplemental disclosure of non-cash financing activities:
Shares issued to settle a liability	$ 1,300,000